Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Excluding Capital Leased Assets	$ 496.4	$ 537.1
Sale Leaseback Transaction, Accumulated Depreciation	126.9	143.7
Accumulated amortization on intangible assets	$ 3.6	$ 3.2
Common stock, shares authorized (in shares)	585,000,000.0	585,000,000.0
Class A
Common stock, shares authorized (in shares)	485,000,000.0	485,000,000.0
Common stock, shares issued (in shares)	29,100,000	29,000,000.0
Common Stock, Shares, Outstanding	29,100,000	29,000,000.0
Class B
Common stock, shares authorized (in shares)	100,000,000.0	100,000,000.0
Common stock, shares issued (in shares)	4,600,000	4,600,000
Common Stock, Shares, Outstanding	4,600,000	4,600,000